RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 4) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	778	(8)	(694)
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	100	(1)	(66)
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	48	20	16
Total unrealized derivative fair value gains/(loss)	(1,262)	(665)	73
Rolling time period over which the Company forecasts cash requirements	12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities	1 year
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(1,247)	(649)	114
Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated amount of AOCI related to cash flow hedges reclassified to earnings	135
Period to hedge exposures to the variability of cash flows for all forecasted transactions	48 months
Foreign exchange contracts | Other income
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	(8)	1	1
Foreign exchange contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(738)	120	(179)
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(352)	150	(77)
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(386)	(30)	(102)
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	56	(12)	(22)
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(81)	1	(26)
Interest rate contracts | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	107	(1)	(10)
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	51	23	11
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(10)	(2)	9
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	814	(46)	(724)
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	1	(3)	(55)
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	(3)	(3)	5
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(496)	(765)	280
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(35)	(21)	61
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(86)	(63)	3
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(375)	(681)	216
Commodity contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(9)	52	72
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)		2	(2)
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(3)	(2)	4
Other contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(2)	(3)	6